CONVERTIBLE NOTE, NET	12 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTE, NET

9.CONVERTIBLE NOTE, NET

The Group has executed a convertible note and warrant purchase agreement dated July 22, 2020 (the “Purchase Agreements”) with one investor which is controlled by one principal shareholder of the Group (Note 15) and one third party investor under which the investors may subscribe at par for up to $100,000 in aggregate principal amount of the Group’s four-year convertible notes (the “Notes”) and five-year warrants to subscribe to a certain number of the ADSs.

As of September 30, 2021, the Group closed 14 issuances of Notes of $48,824 (approximately RMB  326,790). The maturity dates of these Notes shall be the fourth anniversary of issuance dates.

Each Note is comprised of two series of notes. Series 1 Note bears interest of 7.5% per annum payable in cash annually and another 7.5% per annum payable in cash on the maturity date. Series 2 Note bears interest of 3.5% per annum payable in cash annually and another 13.5% per annum payable in cash on the maturity date. In the event of a Fundamental Change, as defined in the Purchase Agreement, the interest rate increases to 25% per annum and the holders of the Notes can require the Group to redeem the outstanding principal and interest for cash.

Each of the holders of the Notes at any time on or after the 41st day after the issuance date of the Notes and prior to the maturity date, at its option, may convert in whole but not in part the entire outstanding principal amount and the accrued and unpaid interest into ADSs. The conversion price is as follows:

(1)	$11.2508 per ADS for the July Notes and $10.1003 per ADS for September Notes, or

(2)

if the Group completes an ADS offering of at least $50,000within eighteen (18) months after the issuance date of this Note, eighty percent (80)% of the issue price per ADS in such offering, such adjusted conversion price shall be effective on the day immediately succeeding the closing date of the ADS offering.

The conversion price is subject to adjustment in the event of a Make Whole Fundamental Change, as defined in the Purchase Agreement.

The Group may at its option, upon the delivery of a mandatory conversion notice to the holders of the Notes (the “Mandatory Conversion Notice”, and such date of delivery, the “Mandatory Conversion Date”), require the holders of the Notes to convert all the outstanding principal amount and all the accrued but unpaid share interest as of the Mandatory Conversion Date into the ADSs, in the event that: (i) the reported sales price of the ADS of the Group is no less than $22.00 per ADS, subject to adjustment in the event of fundamental change, as defined, for more than sixty (60) consecutive trading days and (ii) the average daily trading volume during such sixty (60) consecutive trading days is more than $15,000 per trading day.

In addition, the Group issued to the holder of the Notes, warrants to purchase ADSs equal to 4% of the principal balance on the date of issuance and 4%, 6%, 7% and 8% of the principal amount of the Notes outstanding as of such anniversary dates. Each of the warrants expire five years after its respective issue date and has an exercise price equivalent to 110% of the volume weighted average price (“VWAP”) of the ADSs over the 60 trading days preceding the date of issuance of each warrant, subject to certain adjustments upon the occurrence of certain dilutive events.

A summary of warrants activity for the years ended September 30, 2021 and 2021 was as follows:

	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of September 30, 2019	—
Grants of Warrants on July 29, 2020	104,871	5 years	July 29,2025
Grants of Warrants on September 25, 2020	4,696	5 years	September 25,2025
Balance of warrants outstanding as of September 30, 2020	109,567	4.84 years
Grants of Warrants on October 14, 2020	4,815	5 years	October 14, 2025
Grants of Warrants on October 20, 2020	13,848	5 years	October 20, 2025
Grants of Warrants on October 29, 2020	15,619	5 years	October 29, 2025
Grants of Warrants on December 15, 2020	28,718	5 years	December 15, 2025
Grants of Warrants on February 25, 2021	23,152	5 years	February 25, 2026
Grants of Warrants on April 7, 2021	15,870	5 years	April 7, 2026
Grants of Warrants on May 18, 2021	8,599	5 years	May 18, 2026
Grants of Warrants on June 21, 2021	13,575	5 years	June 21, 2026
Grants of Warrants on July 13, 2021	37,177	5 years	July 13, 2026
Grants of Warrants on July 30, 2021	8,865	5 years	July 30, 2026
Grants of Warrants on September 8, 2021	6,556	5 years	September 8, 2026
Grants of Warrants on September 30, 2021	6,772	5 years	September 30, 2026
Balance of warrants outstanding as of September 30, 2021	293,133	4.25 years

The warrants are subject to anti-dilution provisions to reflect stock dividends and splits or other similar transactions, but not as a result of future securities offerings at lower prices.

The convertible notes did not contain beneficial conversion feature. The embedded conversion features, redemption features and acceleration features were not bifurcated from the debt hosts as they were clearly and closely related to the debt hosts. The convertible notes were classified as debt measured at amortized cost. The warrants were cashless settled and were classified as an equity because the warrants were indexed to the Group’s own stocks and classified in the shareholders’ equity in the consolidated balance sheets.

The proceeds from issuance of the Notes were allocated to the relative fair values of the Notes and warrants. The Group estimated fair value of Notes were RMB 264,082, using discount cash flow model, which took into consideration the term yields ranging between 18.12% and 25.58%. The Group estimated fair value of the warrants issued at RMB 5,369, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, “Fair Value Measurement”. The Group allocated proceeds of RMB 7,176 to the warrants which was recorded as an additional paid-in capital.

The key assumption used in estimates are as follows:

	July 29, 2020	September 25, 2020	October 14, 2020	October 20, 2020	October 29, 2020	December 15, 2020	February 25, 2021	April 7, 2021	May 18, 2021
Terms of warrants	60 months	60 months	60 months	60 months	60 months	60 months	60 months	60 months	60 months
Exercise price	11.4618	10.2214	9.3041	8.6653	7.6830	5.1676	3.5418	3.3271	2.0312
Risk free rate of interest	0.21%	0.21%	0.29%	0.29%	0.29%	0.28%	0.58%	0.61%	0.69%
Dividend yield	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Annualized volatility of underlying stock	40.0%	39.0%	39.0%	39.0%	39.0%	40.0%	41.0%	40.0%	40.0%

	June 21, 2021	July 13, 2021	July 30, 2021	September 8, 2021	September 30, 2021
Terms of warrants	60 months	60 months	60 months	60 months	60 months
Exercise price	2.0312	1.6072	1.6072	1.1944	1.1944
Risk free rate of interest	0.69%	0.52%	0.52%	0.76%	0.76%
Dividend yield	0.00	0.00	0.00	0.00	0.00
Annualized volatility of underlying stock	40.0%	40.0%	40.0%	40.0%	40.0%

The discounts of RMB 7,176 will be amortized as additional interest expense over the terms of Notes. For the years ended September 30, 2020 and 2021, the Group accrued accretion of interest expenses of RMB 214 and RMB 1,988, respectively.